Debt - Schedule of Future Principal Debt Payments on the Loan Payable (Details) - Notes Payable $ in Thousands	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
2023	$ 0
2024	12,367
2025	12,633
Total principal payments	25,000
Final fee due in 2023	779
Final fee due at maturity in 2025	1,063
Total principal payments and final fee	26,842
Unamortized debt discount and final fee	1,257
Note payable	$ 25,585